UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE LARGE CAP VALUE FUND

FORM N-Q

JANUARY 31, 2019

CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of investments (unaudited)	January 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.0%
COMMUNICATION SERVICES - 11.0%
Diversified Telecommunication Services - 1.6%
AT&T Inc.	865,754	$26,024,565

Entertainment - 2.8%
Twenty-First Century Fox Inc., Class B Shares	892,301	43,776,287

Media - 6.6%
Charter Communications Inc., Class A Shares	108,331	35,862,978	*
Comcast Corp., Class A Shares	1,182,190	43,232,688
DISH Network Corp., Class A Shares	804,378	24,670,273	*

Total Media		103,765,939

TOTAL COMMUNICATION SERVICES		173,566,791

CONSUMER DISCRETIONARY - 1.9%
Specialty Retail - 1.9%
Home Depot Inc.	165,913	30,450,013

CONSUMER STAPLES - 2.9%
Beverages - 1.3%
Anheuser-Busch InBev SA, ADR	264,635	20,228,700

Tobacco - 1.6%
Philip Morris International Inc.	324,339	24,883,288

TOTAL CONSUMER STAPLES		45,111,988

ENERGY - 9.6%
Energy Equipment & Services - 2.6%
Halliburton Co.	830,566	26,046,550
Schlumberger Ltd.	322,080	14,239,157

Total Energy Equipment & Services		40,285,707

Oil, Gas & Consumable Fuels - 7.0%
Chevron Corp.	265,236	30,409,307
Exxon Mobil Corp.	357,855	26,223,614
Royal Dutch Shell PLC, Class A Shares, ADR	350,805	21,655,193
Suncor Energy Inc.	1,001,094	32,355,358

Total Oil, Gas & Consumable Fuels		110,643,472

TOTAL ENERGY		150,929,179

FINANCIALS - 25.4%
Banks - 12.6%
Bank of America Corp.	1,512,353	43,056,690
JPMorgan Chase & Co.	694,533	71,884,166
U.S. Bancorp	854,405	43,711,360
Wells Fargo & Co.	815,609	39,891,436

Total Banks		198,543,652

See Notes to Schedule of Investments.

CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Capital Markets - 3.7%
Bank of New York Mellon Corp.	414,265	$21,674,345
Charles Schwab Corp.	453,210	21,196,631
State Street Corp.	217,221	15,400,969

Total Capital Markets		58,271,945

Consumer Finance - 3.4%
American Express Co.	354,235	36,379,934
Capital One Financial Corp.	216,496	17,447,413

Total Consumer Finance		53,827,347

Insurance - 5.7%
Marsh & McLennan Cos. Inc.	338,923	29,889,619
MetLife Inc.	348,637	15,922,252
Progressive Corp.	335,138	22,551,436
Travelers Cos. Inc.	179,257	22,503,924

Total Insurance		90,867,231

TOTAL FINANCIALS		401,510,175

HEALTH CARE - 17.0%
Biotechnology - 1.7%
Amgen Inc.	144,820	27,097,270

Health Care Providers & Services - 8.4%
AmerisourceBergen Corp.	225,700	18,816,609
Anthem Inc.	191,352	57,979,656
CVS Health Corp.	370,393	24,279,261
UnitedHealth Group Inc.	113,490	30,664,998

Total Health Care Providers & Services		131,740,524

Pharmaceuticals - 6.9%
Johnson & Johnson	240,668	32,028,097
Merck & Co. Inc.	497,286	37,012,997
Novartis AG, ADR	207,301	18,142,984
Pfizer Inc.	508,990	21,606,626

Total Pharmaceuticals		108,790,704

TOTAL HEALTH CARE		267,628,498

INDUSTRIALS - 10.6%
Aerospace & Defense - 2.0%
United Technologies Corp.	265,257	31,318,894

Air Freight & Logistics - 1.8%
United Parcel Service Inc., Class B Shares	267,517	28,196,292

Industrial Conglomerates - 2.9%
Honeywell International Inc.	325,420	46,740,074

See Notes to Schedule of Investments.

CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY		SHARES	VALUE
Machinery - 3.9%
Deere & Co.		153,280	$25,137,920
Illinois Tool Works Inc.		262,900	36,098,799

Total Machinery			61,236,719

TOTAL INDUSTRIALS			167,491,979

INFORMATION TECHNOLOGY - 10.5%
Communications Equipment - 2.8%
Motorola Solutions Inc.		384,723	44,977,966

Electronic Equipment, Instruments & Components - 2.3%
TE Connectivity Ltd.		443,672	35,915,249

Software - 4.8%
Microsoft Corp.		425,966	44,483,629
Oracle Corp.		612,790	30,780,442

Total Software			75,264,071

Technology Hardware, Storage & Peripherals - 0.6%
Xerox Corp.		326,059	9,198,124

TOTAL INFORMATION TECHNOLOGY			165,355,410

MATERIALS - 4.0%
Chemicals - 2.8%
Air Products & Chemicals Inc.		145,138	23,859,236
PPG Industries Inc.		188,900	19,917,616

Total Chemicals			43,776,852

Construction Materials - 1.2%
Martin Marietta Materials Inc.		109,920	19,420,666

TOTAL MATERIALS			63,197,518

REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.5%
American Tower Corp.		228,236	39,448,310

UTILITIES - 1.6%
Multi-Utilities - 1.6%
Sempra Energy		221,680	25,932,126

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $895,245,615)			1,530,621,987

	RATE
SHORT-TERM INVESTMENTS - 2.9%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $46,708,908)	2.234%	46,708,908	46,708,908

TOTAL INVESTMENTS - 99.9% (Cost - $941,954,523)			1,577,330,895
Other Assets in Excess of Liabilities - 0.1%			806,342

TOTAL NET ASSETS - 100.0%			$1,578,137,237

See Notes to Schedule of Investments.

CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

*	Non-income producing security.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$1,530,621,987	—	—	$1,530,621,987
Short-Term Investments†	46,708,908	—	—	46,708,908

Total Investments	$1,577,330,895	—	—	$1,577,330,895

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 27, 2019